Property, Equipment, and Software, Net - Property, Equipment and Software (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Property, equipment, and software, net
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, before Accumulated Depreciation and Amortization	$ 183,740	$ 144,916
Less accumulated depreciation and amortization	47,868	2,401
Property, equipment, and software, net	135,872	142,515
Land and Land Improvements [Member]
Property, equipment, and software, net
Property, equipment, and software, gross	0	199
Leasehold improvements
Property, equipment, and software, net
Property, equipment, and software, gross	67,114	52,565
Furniture, fixtures, and equipment
Property, equipment, and software, net
Property, equipment, and software, gross	66,885	53,528
Software
Property, equipment, and software, net
Property, equipment, and software, gross	44,250	35,056
Construction in Progress [Member]
Property, equipment, and software, net
Property, equipment, and software, gross	3,578	1,634
Capital Lease Obligations [Member]
Property, equipment, and software, net
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 1,913	$ 1,934